Retirement Benefits (Schedule of Changes in Projected Benefit Obligations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in plan assets:
Fair value of plan assets at beginning of period	$ 1,787
Fair value of plan assets at end of period	2,025	$ 1,787
United States
Change in projected benefit obligations:
Projected benefit obligations at beginning of period	76	71
Service cost	0	0	$ 0
Interest cost	2	3	2
Foreign currency exchange rate changes	0	0
Actuarial (gain) loss	6	7
Other	0	0
Benefits paid	(4)	(5)
Projected benefit obligations at end of period	80	76	71
Change in plan assets:
Fair value of plan assets at beginning of period	60	54
Actual return on plan assets	7	10
Employer contributions	2	2
Foreign currency exchange rate changes	0	0
Benefits paid	(4)	(5)
Other	(1)	(1)
Fair value of plan assets at end of period	64	60	54
Funded status	(16)	(16)
Int’l
Change in projected benefit obligations:
Projected benefit obligations at beginning of period	1,988	1,751
Service cost	2	2	2
Interest cost	39	50	50
Foreign currency exchange rate changes	75	46
Actuarial (gain) loss	287	214
Other	(1)	(1)
Benefits paid	(64)	(74)
Projected benefit obligations at end of period	2,326	1,988	1,751
Change in plan assets:
Fair value of plan assets at beginning of period	1,727	1,518
Actual return on plan assets	189	200
Employer contributions	44	43
Foreign currency exchange rate changes	66	41
Benefits paid	(64)	(74)
Other	(1)	(1)
Fair value of plan assets at end of period	1,961	1,727	$ 1,518
Funded status	$ (365)	$ (261)